SHARE-BASED COMPENSATION - Summary of Company's restricted share units under 2020 Share Incentive Plan (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 CNY (¥) $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Share-based compensation related to share options	¥ 1,904,924		¥ 2,726,075		¥ 3,215,549
2020 Global Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Beginning balance | shares	84,277,398		79,962,072		41,502,498
Granted | shares	25,371,822		29,718,591		46,425,615
Vested | shares	(28,080,498)		(22,936,809)		(5,963,517)
Forfeited or Cancelled | shares	(4,543,773)		(2,466,456)		(2,002,524)
Ending balance | shares	77,024,949		84,277,398		79,962,072
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Beginning balance | $ / shares		$ 5.8		$ 6.07		$ 6.08
Granted | $ / shares		6.06		5.08		6.03
Vested | $ / shares		5.84		5.85		5.9
Forfeited or Cancelled | $ / shares		5.58		5.48		6.21
Ending balance | $ / shares		$ 5.88		5.8		6.07
Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Share-based compensation related to share options	¥ 1,250,460		¥ 1,097,177		¥ 813,294
Total fair value of shares	1,115,600		¥ 901,500		¥ 231,100
Restricted share units | 2020 Global Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Unrecognized compensation expenses	¥ 1,849,200	$ 1,849,200
Recognized weighted-average period	2 years 2 months 12 days
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Beginning balance | shares	143,418,781		156,715,889		170,008,293
Vested | shares	(26,726,342)		(13,297,108)		(13,292,404)
Ending balance | shares	116,692,439		143,418,781		156,715,889
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Beginning balance | $ / shares		$ 4.4		4.39		4.38
Vested | $ / shares		4.33		4.29		4.29
Ending balance | $ / shares		$ 4.41		$ 4.4		$ 4.39
Share-based compensation related to share options	¥ 516,008		¥ 1,086,942		¥ 1,631,104
Total fair value of shares	747,300		365,100		364,900
Restricted shares | 2022 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Unrecognized compensation expenses	¥ 529,200	$ 529,200
Recognized weighted-average period	1 year 4 months 24 days
Share options
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Share-based compensation related to share options	¥ 138,456		¥ 541,956		¥ 771,151
Unrecognized compensation expenses	¥ 10,500	$ 10,500